UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Paradigm Ltd.
           --------------------------------------------------
Address:   PO Box 2834
           --------------------------------------------------
           Hamilton HM LX, Bermuda
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas Banks
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (441) 296-2584 ext. 224
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Douglas Banks           Hamilton, Bermuda      November 1, 2001
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             14
                                               -------------

Form 13F Information Table Value Total:           $ 51,716
                                               -------------
                                               (in thousands)


List of Other Included Managers:
None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number              Name

                                                      Form 13F INFORMATION TABLE

                                                         VALUE    SHRS OR  SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x1000)    PRN AMT PRN   CALL  DISCRETION MANAGERS   SOLE     SHARED    NONE
------------------------------ -------------- --------- -------- -------------  -----  ---------- --------  ------    ------   -----
AMERICAN TELEPHONE & TELEGRAPH
CORP                                 COM     001957109   8,685     450,000        SH    SOLE               450,000
------------------------------------------------------------------------------------------------------------------------------------
AT&T WIRELESS SERVICES               COM     001957406   2,473     165,500        SH    SOLE               165,500
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP - CL A SPECIAL          COM     200300200   7,174     200,000        SH    SOLE               200,000
------------------------------------------------------------------------------------------------------------------------------------
CSG SYSTEMS INTL INC                 COM     126349109   4,502     109,800        SH    SOLE               109,800
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP - CLASS H        COM     370442832   5,332     400,000        SH    SOLE               400,000
------------------------------------------------------------------------------------------------------------------------------------
GETTY IMAGES INC                     COM     374276103   2,206     200,000        SH    SOLE               200,000
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED CIRCUIT SYSTEMS           COM     45811K208   1,278     100,000        SH    SOLE               100,000
------------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING CO                 COM     512815101   2,253     74,300         SH    SOLE                74,300
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP - CL A            COM     530718105   5,334     420,000        SH    SOLE               420,000
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORPORATION                   COM     68389X105   2,516     200,000        SH    SOLE               200,000
------------------------------------------------------------------------------------------------------------------------------------
PEGASUS COMMUNICATIONS CORP          COM     705904100   2,353     336,200        SH    SOLE               336,200
------------------------------------------------------------------------------------------------------------------------------------
PINNACLE HOLDINGS INC                COM     72346N101     377     966,000        SH    SOLE               966,000
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC - CL B                    COM     925524308   3,450     100,000        SH    SOLE               100,000
------------------------------------------------------------------------------------------------------------------------------------
WESTERN WIRELESS CORP - CL A         COM     95988E204   3,783     112,000        SH    SOLE               112,000
------------------------------------------------------------------------------------------------------------------------------------
Total                                                   51,716
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